Financial Instrument - Summary of Fair Value of Derivative Positions Recorded Under Derivative Financial Assets and Derivative Financial Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	₨ 6,922	$ 92	₨ 778
Current derivative financial liabilities	960	13	4,510
Noncurrent derivative financial assets	25	0	0
Nonurrent derivative financial liabilities	451	6	989
Derivative financial assets	6,947	92	778
Derivative financial liabilities	1,411	19	5,499
Cash flow hedges [member] | Commodity contracts [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	1,036	14	31
Current derivative financial liabilities			60
Cash flow hedges [member] | Forward foreign currency contracts [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	0	0	373
Current derivative financial liabilities			10
Cash flow hedges [member] | Interest Rate Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial liabilities	26	0
Nonurrent derivative financial liabilities	77	1
Fair value hedges [member] | Commodity contracts [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	1,001	13	26
Current derivative financial liabilities	110	2
Fair value hedges [member] | Forward foreign currency contracts [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	2,125	28	46
Current derivative financial liabilities	360	5
Noncurrent derivative financial assets	25	0
Nonurrent derivative financial liabilities	374	5	989
Non-qualifying hedges [member] | Commodity contracts [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	61	1	52
Current derivative financial liabilities	201	3	720
Non-qualifying hedges [member] | Forward foreign currency contracts [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	2,694	36	250
Current derivative financial liabilities	248	3	3,656
Non-qualifying hedges [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	5	0
Current derivative financial liabilities	₨ 15	$ 0	₨ 64